Finance costs - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 43	€ 33	€ 49
Interest expense on external debt	(153)	(132)	(137)
Other finance cost	(19)	(12)	(8)
Total finance costs, net	(129)	(111)	(96)
Interest rate and cross currency swaps
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 27	€ 24	€ 36